BIOLOGICAL ASSETS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]
	OTHER
	BIOLOGICAL ASSETS	CANNABIS ON PLANTS	TOTAL

Carrying amount, August 31, 2018	$599	$19,259	$19,858

Add net production costs	(596)	37,534	36,938

Net change in fair value less costs to sell due to biological transformation	—	(8,060)	(8,060)

Transferred to inventory upon harvest	—	(28,084)	(28,084)

Carrying amount, August 31, 2019	$3	$20,649	$20,652

Add net production costs	13	41,039	41,052

Net change in fair value less costs to sell due to biological transformation	—	(2,853)	(2,853)

Deduct net abnormal plant destruction costs		(5,048)	(5,048)

Transferred to inventory upon harvest	—	(48,409)	(48,409)

Carrying amount, August 31, 2020	$16	$5,378	$5,394

Disclosure of detailed information about unobservable inputs and their impact on fair value [Table Text Block]
SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT			EFFECT ON FAIR VALUE
ASSUMPTIONS	AUG. 31, 2020	AUG. 31, 2019	SENSITIVITY	AUG. 31, 2020	AUG. 31, 2019

Average net selling price per gram	$3.36	$5.65	Increase or decrease by $ 1.00 per gram	$1,602	$3,657

Average yield per plant	101 grams	151 grams	Increase or decrease by 10 grams	$532	$1,367

Disclosure of detailed information about fair value adjustment to biological assets and inventory sold [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Realized fair value amounts included in inventory sold	$(39,455)	$(50,477)
Increase (decrease) in fair value on growth of biological assets	73,975	75,338
Adjustment to net realizable value	(72,801)	(14,284)
Fair value adjustment to biological assets	$(38,281)	$10,577